Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Accounts receivable	14,024	13,621	1,866
Allowance for credit losses	(3,176)	(3,517)	(482)

	10,848	10,104	1,384

Movements in Allowance for Credit Losses
The movements in the allowance for credit losses were as follows:

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	2,069	2,554	3,176	435
Amounts charged to expenses	555	669	404	56
Amounts written off	(70)	(47)	(63)	(9)

Balance as of December 31	2,554	3,176	3,517	482